Disclosure of nature and extent of risks arising from financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements [Line Items]
Cash and cash equivalents	$ 10,358	$ 49,330	$ 59,675
VAT receivable		5,070
Accounts payable and accrued liabilities	(3,473)	(47,916)
Foreign currency risk [Member]
Statements [Line Items]
Net exposure to foreign currency		53
C$ [Member] | Foreign currency risk [Member]
Statements [Line Items]
Cash and cash equivalents	162	324
VAT receivable	318	0
Accounts payable and accrued liabilities	(797)	(895)
Net exposure to foreign currency	(317)	(571)
GHS [Member] | Foreign currency risk [Member]
Statements [Line Items]
Cash and cash equivalents		18,874
VAT receivable		23,003
Accounts payable and accrued liabilities		(45,439)
Net exposure to foreign currency		(3,562)
USD Equivalent [Member] | Foreign currency risk [Member]
Statements [Line Items]
Cash and cash equivalents	311	4,416
VAT receivable	233	5,070
Accounts payable and accrued liabilities	(668)	(10,722)
Net exposure to foreign currency	(124)	$ (1,236)
South Africa, Rand | Foreign currency risk [Member]
Statements [Line Items]
Cash and cash equivalents	2,556
VAT receivable	0
Accounts payable and accrued liabilities	(163)
Net exposure to foreign currency	2,393
United Kingdom, Pounds | Foreign currency risk [Member]
Statements [Line Items]
Cash and cash equivalents	0
VAT receivable	0
Accounts payable and accrued liabilities	(42)
Net exposure to foreign currency	$ (42)